Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Table of Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss
Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2019	2018	2017
Financial assets at fair value through other comprehensive income		82	1	1,127
Debt securities		82	1	(4)
Equity instruments				1,131
Financial assets at amortized cost		4,069	3,980	3,677
Of which: recovery of written-off assets	7.1.5	919	589	558
Held to maturity investments				(1)
Total		4,151	3,981	4,803